Financing Receivables and Related Allowance for Doubtful Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	¥ 7,820
Provision	7,313
Charge-offs	(5,303)
Allowance for doubtful accounts, ending balance	9,830	7,820
Ending balance: collectively evaluated for impairment	9,471	7,632
Ending balance: individually evaluated for impairment	359	188
Financing receivable, Ending balance	514,604	471,033
Ending balance: collectively evaluated for impairment	514,111	470,845
Ending balance: individually evaluated for impairment	493	188
Installment receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	4,504
Provision	4,719
Charge-offs	(3,116)
Allowance for doubtful accounts, ending balance	6,107	4,504
Ending balance: collectively evaluated for impairment	6,107	4,504
Financing receivable, Ending balance	316,385	303,124
Ending balance: collectively evaluated for impairment	316,385	303,124
Credit card receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	3,085
Provision	2,399
Charge-offs	(2,157)
Allowance for doubtful accounts, ending balance	3,327	3,085
Ending balance: collectively evaluated for impairment	3,327	3,085
Financing receivable, Ending balance	189,163	160,446
Ending balance: collectively evaluated for impairment	189,163	160,446
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	231
Provision	195
Charge-offs	(30)
Allowance for doubtful accounts, ending balance	396	231
Ending balance: collectively evaluated for impairment	37	43
Ending balance: individually evaluated for impairment	359	188
Financing receivable, Ending balance	9,056	7,463
Ending balance: collectively evaluated for impairment	8,563	7,275
Ending balance: individually evaluated for impairment	¥ 493	¥ 188